ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS - Consolidating Statement of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statements of Cash Flows [Line Items]
Cash flows from operating activities	$ 738	¥ 4,812	¥ (10,210)	¥ 25,445
Cash flows from investing activities	(15,097)	(98,513)	(33,153)	(28,520)
Cash flows from financing activities	8,456	55,172	(40,620)	46,872
Cash, cash equivalents and restricted cash at beginning of year	24,151	157,600	241,508	197,653
Cash, cash equivalents and restricted cash at end of year	18,336	119,645	157,600	241,508
Reportable Legal Entities [Member] | Parent Company [Member]
Statements of Cash Flows [Line Items]
Cash flows from operating activities	(2,193)	(14,319)	57,044	(86)
Cash flows from investing activities	(20)	(133)		(2,619)
Cash flows from financing activities	2,150	14,026	(61,485)	7,476
Net change in cash and cash equivalents	(63)	(426)	(4,441)	4,771
Cash, cash equivalents and restricted cash at beginning of year	98	653	5,094	323
Cash, cash equivalents and restricted cash at end of year	$ 35	¥ 227	¥ 653	¥ 5,094